Document And Entity Information	Sep. 30, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2026
Entity Registrant Name	VivoSim Labs, Inc.
Entity Central Index Key	0001497253
Entity Emerging Growth Company	false
Entity File Number	001-35996
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	27-1488943
Entity Address, Address Line One	11555 Sorrento Valley Rd
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	(858)
Local Phone Number	224-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	VIVS
Security Exchange Name	NASDAQ